Morgan Stanley Select Municipal Reinvestment Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002

Dear Shareholder:

During the six-month period ended June 30, 2002, the U.S. economy began to recover from recession and the impact of September 11. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. The resiliency of the U.S. consumer and slower inventory depletion were significant factors in this improvement. During the second quarter, the majority of the economic data remained positive, although worldwide political events and the effect of corporate accounting scandals on equities brought the sustainability of the recovery into question.

Throughout 2001, the Federal Reserve Board aggressively cut the federal funds rate by a total of 475 basis points, to the current level of 1.75 percent. As the economy gained momentum in the first few months of 2002, there seemed to be a general consensus forecast that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields generally rose. By late spring, however, the consensus shifted as labor market and capital-spending indicators remained soft and new disclosures on corporate integrity spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there would be no rush to tighten monetary policy. The bond market responded favorably by scaling back expectations of rate hikes, and yields declined.

Municipal Market Conditions

The municipal market was influenced by the economy and the turmoil in the equity markets. The yield on the 30-year insured municipal bond index, which stood at
5.36 percent at the end of 2001, reached a high of 5.45 percent in March 2002, before declining to 5.27 percent in June 2002. Throughout the period, the slope of the municipal yield curve remained positive. The yield pickup for extending maturities from one to 30 years was 365 basis points (3.65 percent). This is the steepest yield curve since 1985.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge for the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasury yields moved from 98 percent in December 2001 to 96 percent by the end of June 2002. In the 10-year range, the ratio declined from 90 percent in December to 86 percent in June.

In much the same way homeowners refinance their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first six months of 2002. This activity contributed to a surge in municipal bond underwriting and long-term volume

Morgan Stanley Select Municipal Reinvestment Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

increased 20 percent to a record $162 billion. Refunded issues represented almost one-quarter of the total. New York, led by a major refinancing of its Metropolitan Transportation Authority's outstanding debt, accounted for 13 percent of national volume. California, Texas and Florida, the next largest states in terms of issuance, represented an additional 24 percent of the total.

                         [30-YEAR BOND YIELDS 1993-2002 GRAPH]

                                                          Insured Municipal Yields/
                     Insured              U.S.                U.S. Treasury
                Municipal Yields     Treasury Yields             Yields (Ratio)
                6.3 %                      7.39%                          85.25%
1993            6   %                      6.92%                          86.71%
                5.65%                      6.67%                          84.71%
                5.35%                      6.02%                          88.9 %
                5.4 %                      6.34%                          85.17%
1994            6.4 %                      7.09%                          90.27%
                6.5 %                      7.61%                          85.41%
                6.55%                      7.81%                          83.87%
                6.75%                      7.88%                          85.66%
1995            6.15%                      7.43%                          82.77%
                6.1 %                      6.62%                          92.15%
                5.95%                      6.48%                          91.82%
                5.35%                      5.94%                          90.07%
1996            5.85%                      6.66%                          87.84%
                5.9 %                      6.89%                          85.63%
                5.7 %                      6.93%                          82.25%
                5.6 %                      6.63%                          84.46%
1997            5.9 %                      7.10%                          83.1 %
                5.6 %                      6.78%                          82.6 %
                5.4 %                      6.40%                          84.38%
                5.15%                      5.92%                          86.99%
1998            5.25%                      5.93%                          88.53%
                5.2 %                      5.65%                          92.04%
                4.95%                      5.00%                          99   %
                5.05%                      5.10%                          99.02%
1999            5.15%                      5.63%                          91.47%
                5.47%                      5.96%                          91.78%
                5.83%                      6.05%                          96.36%
                5.97%                      6.48%                          92.13%
2000            5.82%                      5.83%                          99.83%
                5.84%                      5.90%                          98.98%
                5.74%                      5.89%                          97.45%
                5.27%                      5.46%                          96.52%
2001            5.26%                      5.44%                          96.69%
                5.35%                      5.76%                          92.88%
                5.2 %                      5.42%                          95.94%
                5.36%                      5.47%                          97.99%
2002            5.43%                      5.80%                          93.62%
                5.27%                      5.51%                          95.64%

Source: Municipal Market Data - A Division of Thomson Financial Group and Bloomberg L.P.

Performance

For the six months ended June 30, 2002, Morgan Stanley Select Municipal Reinvestment Fund returned 3.83 percent. For the same period, the Lehman Brothers Municipal Bond Index (Lehman Index) returned 4.64 percent.* The Lehman Index is more heavily weighted toward short and intermediate term securities and does not include expenses. Total return figures assume the reinvestment of all distributions.

---------------------
*The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Select Municipal Reinvestment Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

Portfolio Structure

The Fund's net assets of $74 million were diversified among 13 long-term sectors and 40 credits. The Fund maintained its high-credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. Currently, 85 percent of the long-term portfolio is rated AA or better. At the end of June, the portfolio's average maturity was 16 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 7.5 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead

The Federal Reserve Board's cautious approach toward tightening monetary policy has helped stabilize the fixed-income markets. We believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors in the highest tax brackets, the adjustment of municipal yields to their taxable equivalents may offer a significant advantage.

On July 25, 2002, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Tax-Exempt Securities Trust. Pursuant to this Agreement and Plan, substantially all of the assets of the Fund would be combined with those of the Class A shares of Tax-Exempt Securities Trust equal to the value of their holdings in the Fund. Additionally, shareholders of the Fund will be able to utilize the Class A shares of Tax-Exempt Securities Trust as an investment option for reinvesting distributions received on their holdings in certain unit investment trusts without the imposition of a sales charge.

The reorganization is subject to the approval of the Fund's shareholders at a special meeting of shareholders scheduled for December 10, 2002. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and the information concerning Tax-Exempt Securities Trust will be distributed to shareholders of the Fund.

Morgan Stanley Select Municipal Reinvestment Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

We appreciate your ongoing support of Morgan Stanley Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY SELECT MUNICIPAL REINVESTMENT FUND

LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF JUNE 30, 2002
(% OF NET ASSETS)

GENERAL OBLIGATION          19%
WATER & SEWER               17%
TRANSPORTATION              16%
ELECTRIC                    11%
EDUCATION                    8%
IDR/PCR*                     6%
HOSPITAL                     5%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa OR AAA          56%
Aa OR AA            29%
A OR A              14%
Baa OR BBB           1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

                 DISTRIBUTION BY MATURITY
                [% OF LONG-TERM PORTFOLIO]

                                                     WEIGHTED AVERAGE
                                                    MATURITY: 16 YEARS

1-5 YEARS                                               10.3%
5-10 YEARS                                              21.5%
10-15 YEARS                                             12.4%
15-20 YEARS                                             21.0%
20-30 YEARS                                             32.2%
30+ YEARS                                                2.6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

[YIELD STRUCTURE GRAPHS]

             CALL AND COST (BOOK) YIELD STRUCTURE
               (BASED ON LONG-TERM PORTFOLIO)
                       JUNE 30, 2002

                     WEIGHTED AVERAGE
                  CALL PROTECTION: 6 YEARS


YEARS BONDS CALLABLE        PERCENT CALLABLE

2002                               8%
2003                               8%
2004
2005                               9%
2006                              10%
2007
2008                              12%
2009                              11%
2010                               6%
2011                              21%
2012+                             15%

                     WEIGHTED AVERAGE
                     BOOK YIELD: 6.0%


           COST (BOOK) YIELD*

2002                              6.7%
2003                              7.0%
2004                                0%
2005                              5.9%
2006                              7.5%
2007                                0%
2008                              5.2%
2009                              5.3%
2010                              5.5%
2011                              5.1%
2012+                             5.1%

 *COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.7% ON 8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

 PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Select Municipal Reinvestment Fund
FUND PERFORMANCE - JUNE 30, 2002

   AVERAGE ANNUAL TOTAL RETURNS
----------------------------------
1 Year                     5.56%(1)
5 Years                    5.07%(1)
10 Years                   5.64%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions.
     There is no sales charge.

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON    MATURITY
THOUSANDS                                                                 RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (94.8%)
            General Obligation (19.3%)
 $ 4,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)............   0.00 %    06/30/09    $ 2,997,719
   2,000    Los Angeles Unified School District, California, 1997 Ser
              B (FGIC)................................................   5.00      07/01/23      1,989,700
   1,000    Florida Board of Education, Capital Outlay Refg Ser 1999 B
              (MBIA)..................................................   4.50      06/01/24        913,920
   2,000    Chicago, Illinois, Refg Ser 2001 A (MBIA).................   0.00      01/01/17      1,278,200
   1,000    Chicago Board of Education, Illinois, Ser 2001 C (MBIA)...   5.50      12/01/18      1,057,190
     825    New York City, New York, 1990 Ser D.......................   6.00      08/01/07        828,143
   2,000    Little Miami Local School District, Ohio, Ser 1998
              (FGIC)..................................................   4.875     12/01/23      1,936,620
   2,000    Pennsylvania, First Ser 1995 (FGIC).......................   5.50      05/01/12      2,102,100
   1,000    Shelby County, Tennessee, Refg 1995 Ser A.................   5.625     04/01/12      1,082,590
 -------                                                                                       -----------
  15,825                                                                                        14,186,182
 -------                                                                                       -----------
            Educational Facilities Revenue (7.5%)
   2,000    District of Columbia, Georgetown University Ser 1993......   5.375     04/01/23      1,986,220
   1,000    University of Idaho, Student Fee Ser H (FGIC).............   5.25      04/01/31        998,440
   1,000    Purdue University, Indiana, Student Fee Ser Q.............   5.75      07/01/15      1,087,470
   1,500    Ohio State University, General Receipts Ser 2002 A........   5.00      12/01/26      1,466,835
 -------                                                                                       -----------
   5,500                                                                                         5,538,965
 -------                                                                                       -----------
            Electric Revenue (10.7%)
   1,500    Salt River Project Agricultural Improvement & Power
              District, Arizona, Refg 2002 Ser A......................   5.25      01/01/19      1,556,445
   2,000    South Carolina Public Service Authority, Santee Cooper
              1997 Refg Ser A (MBIA)..................................   5.00      01/01/29      1,937,200
   2,000    Seattle, Washington, Light & Power Ser 2001 (FSA).........   5.50      03/01/18      2,106,940
   3,000    Washington Public Power Supply System, Project #2 Refg Ser
              1994 A (FGIC)...........................................   0.00      07/01/09      2,251,110
 -------                                                                                       -----------
   8,500                                                                                         7,851,695
 -------                                                                                       -----------
            Hospital Revenue (5.4%)
   2,000    New Jersey Health Care Facilities Financing Authority,
              St Barnabas Health Refg Ser 1998 B (MBIA)...............   5.25      07/01/18      2,071,460
   2,000    Greenville Hospital System, South Carolina, Ser 2001
              (Ambac).................................................   5.00      05/01/31      1,940,440
 -------                                                                                       -----------
   4,000                                                                                         4,011,900
 -------                                                                                       -----------
            Industrial Development/Pollution Control Revenue (5.9%)
     700    Connecticut Development Authority, Bridgeport Hydraulic Co
              Refg Ser 1990...........................................   7.25      06/01/20        702,898
   1,000    Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A....   7.10      02/01/06      1,103,620
   2,500    Ohio Water Development Authority, Dayton Power & Light Co
              Collateralized Refg 1992 Ser A..........................   6.40      08/15/27      2,547,375
 -------                                                                                       -----------
   4,200                                                                                         4,353,893
 -------                                                                                       -----------

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON    MATURITY
THOUSANDS                                                                 RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Multi-Family (2.0%)
 $ 1,415    Michigan Housing Development Authority, Rental 1992 Ser
 -------      A.......................................................   6.60 %    04/01/12    $ 1,455,809
                                                                                               -----------
            Mortgage Revenue - Single Family (1.4%)
     995    Alaska Housing Finance Corporation, Governmental 1995 Ser
 -------      A (MBIA)................................................   5.875     12/01/24      1,017,388
                                                                                               -----------
            Public Facilities Revenue (1.5%)
   1,000    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac).........   5.50      10/01/17      1,071,830
 -------                                                                                       -----------
            Recreational Facilities Revenue (3.4%)
   3,650    Metropolitan Football Stadium District, Colorado, Sales
 -------      Tax Ser 1999 A (MBIA)...................................   0.00      01/01/11      2,512,040
                                                                                               -----------
            Transportation Facilities Revenue (16.2%)
   2,000    Lee County, Florida, Transportation Ser 1995 (MBIA).......   5.75      10/01/22      2,090,040
   2,000    Kansas Department of Transportation, Highway Refg Ser
              1998....................................................   5.50      09/01/14      2,229,540
   3,500    Kentucky Turnpike Authority, Resource Recovery Road
              1987 Ser A BIGS.........................................   8.50      07/01/06      4,224,115
   1,460    Metropolitan Transportation Authority, New York, Service
              Contract Refg Ser 2002 A (MBIA).........................   5.50      01/01/20      1,541,658
   2,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................   4.75      07/01/38      1,812,140
 -------                                                                                       -----------
  10,960                                                                                        11,897,493
 -------                                                                                       -----------
            Water & Sewer Revenue (16.9%)
   2,000    San Francisco Public Utilities Commission, California,
              Water 1996 Ser A........................................   5.00      11/01/21      1,973,040
   2,000    Fulton County, Georgia, Water & Sewerage Ser 1998
              (FGIC)..................................................   4.75      01/01/28      1,861,620
   1,000    Winston-Salem, North Carolina, Water & Sewer Refg Ser
              2001....................................................   5.00      06/01/19      1,014,820
            Metropolitan Gov't of Nashville & Dividson County,
              Tennessee,
   2,000      Refg 1986...............................................   5.50      01/01/16      2,005,100
   1,000      Refg Ser 1998 A (FGIC)..................................   4.75      01/01/22        958,250
   2,100    Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)...   5.75      05/15/17      2,280,705
   1,000    San Antonio, Texas, Water & Refg Ser 2002 (FSA)...........   5.50      05/15/19      1,052,900
   1,300    Wichita Falls, Texas, Water & Sewer 2001 (Ambac)..........   5.375     08/01/24      1,320,020
 -------                                                                                       -----------
  12,400                                                                                        12,466,455
 -------                                                                                       -----------
            Other Revenue (1.5%)
   1,000    New York City Transitional Finance Authority, New York,
 -------      Refg 2003 Ser A.........................................   5.50      11/01/26      1,095,490
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON    MATURITY
THOUSANDS                                                                 RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Refunded (3.1%)
 $ 2,000    Massachusetts, 2000 Ser B.................................   6.00 %    06/01/10+   $ 2,298,600
 -------                                                                                       -----------
  71,445    Total Tax-Exempt Municipal Bonds (Cost $66,372,953).............................    69,757,740
 -------                                                                                       -----------
            Short-Term Tax-Exempt Municipal Obligations (5.4%)
     500    Cornell Township, Missouri, Mead Escanaba Paper Co Ser
              1986 (Demand 07/01/02)..................................   2.00*     11/01/16        500,000
   1,145    Clark County School District, Nevada, Ser 2001 B (Demand
              07/01/02)...............................................   1.90*     06/15/21      1,145,000
     400    Harris County Health Facilities Authority, Texas, St
              Luke's Episcopal Hospital Ser 2001 B (Demand
              07/01/02)...............................................   1.85*     02/15/31        400,000
   2,000    New York State Dormitory Authority, State University Ser
              1989 B..................................................   0.00      05/15/03      1,965,800
 -------                                                                                       -----------
   4,045    Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,907,258).............     4,010,800
 -------                                                                                       -----------

 $75,490    Total Investments (Cost $70,280,211) (a)....................   100.2%     73,768,540
 =======
            Liabilities in Excess of Other Assets.......................   (0.2)        (148,075)
                                                                           -----     -----------
            Net Assets..................................................   100.0%    $73,620,465
                                                                           =====     ===========

---------------------

   BIGS     Bond Income Growth Securities.
    *       Current coupon of variable rate demand obligation.
    +       Prerefunded to call date shown.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $3,563,043 and
            the aggregate gross unrealized depreciation is $74,714,
            resulting in net unrealized appreciation of $3,488,329.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alaska.................     5.4%
Arizona................     2.1
California.............     5.4
Colorado...............     3.4
Connecticut............     1.0
District of Columbia...     2.7
Florida................     5.5
Georgia................     2.5
Idaho..................     1.4
Illinois...............     3.2
Indiana................     1.5
Kansas.................     3.0
Kentucky...............     5.7
Massachusetts..........     3.1
Michigan...............     3.5
Missouri...............     0.7
Nevada.................     1.5
New Jersey.............     2.8
New York...............     7.4
North Carolina.........     1.4
Ohio...................     8.1
Pennsylvania...........     2.8
Puerto Rico............     2.5
South Carolina.........     5.3
Tennessee..............     5.5
Texas..................     6.9
Washington.............     5.9
                          -----
Total..................   100.2%
                          =====

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $70,280,211)........................................  $73,768,540
Cash........................................................       64,871
Interest receivable.........................................    1,001,172
Prepaid expenses and other assets...........................        3,700
                                                              -----------
    Total Assets............................................   74,838,283
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    1,084,960
    Shares of beneficial interest redeemed..................       40,642
    Investment management fee...............................       30,297
    Dividends to shareholders...............................       17,621
Accrued expenses............................................       44,298
                                                              -----------
    Total Liabilities.......................................    1,217,818
                                                              -----------
    Net Assets..............................................  $73,620,465
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $70,057,889
Net unrealized appreciation.................................    3,488,329
Accumulated undistributed net investment income.............       85,576
Accumulated net realized loss...............................      (11,329)
                                                              -----------
    Net Assets..............................................  $73,620,465
                                                              ===========
Net Asset Value Per Share,
  6,151,860 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................       $11.97
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $1,928,558
                                                              ----------
Expenses
Investment management fee...................................     183,940
Transfer agent fees and expenses............................      78,700
Professional fees...........................................      24,571
Shareholder reports and notices.............................      21,820
Registration fees...........................................      11,403
Trustees' fees and expenses.................................       5,732
Custodian fees..............................................       2,155
Other.......................................................       4,753
                                                              ----------
    Total Expenses..........................................     333,074
Less: expense offset........................................      (2,146)
                                                              ----------
    Net Expenses............................................     330,928
                                                              ----------
    Net Investment Income...................................   1,597,630
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................     (11,325)
Net change in unrealized appreciation.......................   1,278,905
                                                              ----------
    Net Gain................................................   1,267,580
                                                              ----------
Net Increase................................................  $2,865,210
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                             JUNE 30, 2002   DECEMBER 31, 2001
                                                              -----------       -----------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,597,630       $ 3,419,200
Net realized gain (loss)....................................      (11,325)          771,303
Net change in unrealized appreciation.......................    1,278,905        (1,525,634)
                                                              -----------       -----------
    Net Increase............................................    2,865,210         2,664,869
                                                              -----------       -----------
Dividends and Distributions to Shareholders from:
Net investment income.......................................   (1,577,949)       (3,420,929)
Net realized gain*..........................................     (230,831)         (550,789)
                                                              -----------       -----------
    Total Dividends and Distributions.......................   (1,808,780)       (3,971,718)
                                                              -----------       -----------

Net decrease from transactions in shares of beneficial
  interest..................................................   (2,208,752)       (1,640,397)
                                                              -----------       -----------

    Net Decrease............................................   (1,152,322)       (2,947,246)
Net Assets:
Beginning of period.........................................   74,772,787        77,720,033
                                                              -----------       -----------
End of Period
(Including accumulated undistributed net investment income
of $85,576 and $65,895, respectively).......................  $73,620,465       $74,772,787
                                                              ===========       ===========

---------------------
* Includes Short-Term Gains of:.............................  $        --       $    94,201
                                                              ===========       ===========

                       See Notes to Financial Statements

Morgan Stanley Select Municipal Reinvestment Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is offered exclusively to the holders of certain unit investment trusts as an investment option for reinvesting distributions received on units of their trusts. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Select Municipal Reinvestment Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 aggregated $6,658,825 and $6,485,420, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,000.

Morgan Stanley Select Municipal Reinvestment Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE SIX              FOR THE YEAR
                                                                 MONTHS ENDED                 ENDED
                                                                JUNE 30, 2002           DECEMBER 31, 2001
                                                            ----------------------   -----------------------
                                                                 (unaudited)
                                                             SHARES      AMOUNT       SHARES       AMOUNT
                                                            --------   -----------   --------   ------------
Sold......................................................   192,398   $ 2,289,565    556,970     $6,712,952
Reinvestment of dividends and distributions...............   137,832     1,642,521    304,979      3,655,718
                                                            --------   -----------   --------   ------------
                                                             330,230     3,932,086    861,949     10,368,670
Redeemed..................................................  (515,577)   (6,140,838)  (996,261)   (12,009,067)
                                                            --------   -----------   --------   ------------
Net decrease..............................................  (185,347)  $(2,208,752)  (134,312)   $(1,640,397)
                                                            ========   ===========   ========   ============

5. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Federal Income Tax Status

As of December 31, 2001, the fund had temporary book/tax differences attributable to book amortization of discounts on debt securities.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2002, the Fund held no positions in residual interest bonds.

8. Subsequent Event -- Merger

On July 25, 2002, the Board of Trustees of the Fund and of Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt") approved a plan of reorganization whereby the Fund would be merged into Tax-Exempt. The plan of reorganization is subject to the consent of the Fund's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Fund would be combined with the assets of Tax-Exempt and shareholders of the Fund would become Class A shareholders of Tax-Exempt, receiving Class A shares of Tax-Exempt equal to the value of their holdings in the Fund.

Morgan Stanley Select Municipal Reinvestment Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,
                                                      MONTHS ENDED      -------------------------------------------------------
                                                      JUNE 30, 2002      2001        2000        1999        1998        1997
                                                      -------------     -------     -------     -------     -------     -------
                                                       (unaudited)
Selected Per Share Data:

Net asset value, beginning of period................      $11.80         $12.01      $11.25      $12.27      $12.47      $12.14
                                                          ------         ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income...........................        0.25           0.54        0.54        0.53        0.56        0.58
    Net realized and unrealized gain (loss).........        0.21          (0.12)       0.77       (1.02)       0.10        0.35
                                                          ------         ------      ------      ------      ------      ------

Total income (loss) from investment operations......        0.46           0.42        1.31       (0.49)       0.66        0.93
                                                          ------         ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income...........................       (0.25)         (0.54)      (0.54)      (0.53)      (0.56)      (0.58)
    Net realized gain...............................       (0.04)         (0.09)      (0.01)      --          (0.30)      (0.02)
                                                          ------         ------      ------      ------      ------      ------

Total dividends and distributions...................       (0.29)         (0.63)      (0.55)      (0.53)      (0.86)      (0.60)
                                                          ------         ------      ------      ------      ------      ------

Net asset value, end of period......................      $11.97         $11.80      $12.01      $11.25      $12.27      $12.47
                                                          ======         ======      ======      ======      ======      ======

Total Return+.......................................        3.83%(1)       3.52%      11.92%      (4.07)%      5.46%       7.94%

Ratios to Average Net Assets:
Expenses (before expense offset)....................        0.91%(2)(3)    0.92%(3)    0.93%(3)    0.95%       0.91%(3)    0.95%(3)

Net investment income...............................        4.34%(2)       4.48%       4.72%       4.49%       4.51%       4.78%

Supplemental Data:
Net assets, end of period, in thousands.............     $73,620        $74,773     $77,720     $78,043     $94,478     $94,255

Portfolio turnover rate.............................           9%(1)         25%         12%          5%         31%          8%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.


                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY
SELECT MUNICIPAL
REINVESTMENT FUND

Semiannual Report
June 30, 2002

7552G02-ANP-7/02